Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Details
Professional Fees				$ 43,680			$ 178,460	$ 222,140	$ 129,078	$ 145,825
Compensation	$ 120,052	$ 80,052			$ 270,104		291,954	211,902	63,000	63,000
Stock Based Compensation		$ 203,512					$ 623,561	$ 420,049	$ 1,054,958	$ 2,190,152
Consulting Fees			$ 60,000			$ 107,622
Employee Benefits and Share-based Compensation	183,981				374,472
Related Party Tax Expense, Due to Affiliates, Current	$ 304,033		$ 60,000		$ 644,576	$ 107,622